N-2 - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
		Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cover [Abstract]
Entity Central Index Key		0001635977
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Tekla World Healthcare Fund
Financial Highlights [Abstract]
Senior Securities Amount		$ 120	$ 120	$ 120	$ 120	$ 120	$ 120
Senior Securities Coverage per Unit		$ 4,997	$ 4,786	$ 5,714	$ 4,554	$ 4,396	$ 4,861
General Description of Registrant [Abstract]
Annual Dividend Payment		0.7
Share Price	[1]	13.74
NAV Per Share	[2]	$ 12.64
Latest Premium (Discount) to NAV [Percent]		8.70%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		37,945,713

[1]	The closing price at which the Fund's shares were traded on the exchange.
[2]	Per-share dollar value of the Fund, calculated by dividing the total value of all the securities in its portfolio, plus any other assets and less liabilities, by the number of Fund shares outstanding.